Condensed Consolidated Interim Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Other Reserves	Treasury Shares	Cumulative Translation Adjustments	Accumulated Losses
Equity, beginning balance at Dec. 31, 2020	$ 335,505	$ 6,314	$ 981,056	$ 42,753	$ (4)	$ 245	$ (694,859)
Loss for the period	(51,527)						(51,527)
Translation adjustment	36					36
Other comprehensive (loss) income for the period	36					36
Total comprehensive loss for the period	(51,491)					36	(51,527)
Exercise of options and vestings of RSUs	3		3
Share-based compensation expense	13,951			13,951
Total transactions with owners	13,954		3	13,951
Equity, ending balance at Mar. 31, 2021	297,968	6,314	981,059	56,704	(4)	281	(746,386)
Equity, beginning balance at Dec. 31, 2021	166,088	6,445	981,827	102,646	(128)	183	(924,885)
Loss for the period	(16,661)						(16,661)
Translation adjustment	(158)					(158)
Other comprehensive (loss) income for the period	(158)					(158)
Total comprehensive loss for the period	(16,819)					(158)	(16,661)
Exercise of options and vestings of RSUs	0		(9)		9
Share-based compensation expense	13,398			13,398
Total transactions with owners	13,398		(9)	13,398	9
Equity, ending balance at Mar. 31, 2022	$ 162,667	$ 6,445	$ 981,818	$ 116,044	$ (119)	$ 25	$ (941,546)